Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total		$ 629,470	$ 92,854	$ 78,458	$ 489	$ 801,271
UNITED STATES | U.S. Department of the Interior 1 [Member]
Total		19				19
UNITED STATES | Internal Revenue Service [Member]
Total		2,221				2,221
UNITED STATES | USDA APHIS Wildlife Services [Member]
Total				218		218
UNITED STATES | United States Treasury [Member]
Total		2,945				2,945
UNITED STATES | U.S. Customs and Border Protection [Member]
Total				787		787
UNITED STATES | U.S. Department of the Interior 2 [Member]
Total			5,918	10		5,928
UNITED STATES | United States Treasury 1 [Member]
Total		380				380
PERU | Superintendencia Nacional [Member]
Total		52,372				52,372
PERU | Organismo de Evaluacion y Fiscaliza [Member]
Total				318		318
PERU | Organismo Supervisor de la Inversio [Member]
Total				545		545
PERU | Instituto Geologico Minero y Metalu [Member]
Total			961			961
PERU | Agencia de Promocion de la Inversion Privada [Member]
Total		36,006	31,060	141		67,207
CANADA | Saskatchewan Water Corporation [Member]
Total				4,320		4,320
CANADA | TransGas Limited [Member]
Total				12,503		12,503
CANADA | Rural Municipality of Pense 160 [Member]
Total		1,919		12		1,931
CANADA | Rural Municipality of Spy Hill [Member]
Total		5,710			3	5,713
CANADA | Langenburg Rural Municipality of 181 [Member]
Total		742				742
CANADA | Minister of Finance - Revenue Division (Saskatchewan) [Member]
Total		66,345				66,345
CANADA | TD Energy Trading Inc. [Member]
Total				2,197		2,197
CANADA | Ministry of Energy and Resources (Saskatchewan) [Member]
Total		220,322	34,089	47		254,458
CANADA | Water Security Agency (Saskatchewan) [Member]
Total				544		544
CANADA | Canada Revenue Agency [Member]
Total		184,164				184,164
CANADA | Good Spirit School Division [Member]
Total					$ 486	486
CANADA | SaskEnergy Incorporated [Member]
Total				3,251		3,251
CANADA | Saskatchewan Power Corporation [Member]
Total				51,779		51,779
CANADA | Ministry of Treasury Board and Finance (Alberta) [Member]
Total		1,788				1,788
CANADA | Rural Municipality of Colonsay [Member]
Total		1,721				1,721
CANADA | The University of Alberta [Member]
Total				118		118
CANADA | Revenue Quebec [Member]
Total		134				134
BRAZIL | Agencia Nacional de Mineracao [Member]
Total	[1]		13,677	5		13,682
BRAZIL | Agencia Nacional de Aguas [Member]
Total	[1]			349		349
BRAZIL | Secretaria Fazenda de Minas Gerais [Member]
Total	[1]			302		302
BRAZIL | Secretaria da Fazenda Estado Sao Paulo [Member]
Total	[1]	975		11		986
BRAZIL | Fundo Especial de D do I de P Ambie [Member]
Total	[1]		1,291			1,291
BRAZIL | Fundo Especial de Desp do Gabinete [Member]
Total	[1]		1,291			1,291
BRAZIL | Goias Secretaria da Fazenda [Member]
Total	[1]		781	4		785
BRAZIL | Instituto Estadual de Florestas [Member]
Total	[1]			171		171
BRAZIL | Ministerio da Economia [Member]
Total	[1]	44,534		1		44,535
BRAZIL | Municipio de Tapira [Member]
Total	[1]	7		316		323
BRAZIL | Secretaria de Estado de Fazenda [Member]
Total	[1]			228		228
BRAZIL | Sao Paulo Governo do Estado [Member]
Total	[1]			239		239
BRAZIL | Agencia Nacional de Mineracao 1 [Member]
Total	[1]		$ 3,788	$ 42		3,830
BRAZIL | Ministerio da Economia 1 [Member]
Total	[1]	$ 7,164				$ 7,164

[1]	Payments made by our Mosaic Fertilizantes segment were made in BRL and converted to USD using the year-end average exchange rate